SUPPLEMENT DATED MAY 1, 2003
                                       TO
                      PROSPECTUS DATED SEPTEMBER 30, 2002


                                  BABSON FUNDS


                     D.L. BABSON TAX-FREE INCOME FUND, INC.
                      D.L. BABSON MONEY MARKET FUND, INC.
                          BABSON ENTERPRISE FUND, INC.
                        BABSON ENTERPRISE FUND II, INC.
                       DAVID L. BABSON GROWTH FUND, INC.
                            BABSON VALUE FUND, INC.
                            SHADOW STOCK FUND, INC.
                 BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

The following supplements certain information contained in your prospectus for each of the registered investment companies listed above (collectively the "Babson Funds" and each a "Babson Fund" or "Fund").

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for each of the Babson Funds. J&B, formerly a wholly-owned subsidiary of BMA, is, as of the date of this Supplement, a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002.

At a Special Meeting of Shareholders held on March 28, 2003, shareholders of each Babson Fund: (1) elected four additional directors (seven directors with respect to Babson Enterprise Fund II); (2) approved a New Investment Advisory Agreement between each Fund and J & B; and (3) approved a New Investment Counsel Agreement between J&B and David L. Babson & Company Inc. with respect to each Fund (except Babson-Stewart Ivory International Fund, Inc.). Shareholders of Babson-Stewart Ivory International Fund, Inc. approved a New Investment Counsel Agreement between J&B and S.I. International Assets (formerly Babson-Stewart Ivory International). Shareholders of Shadow Stock Fund, Inc. also approved a New Investment Counsel Agreement between J&B and Analytic Systems, Inc.

Under the previous Management Agreements between J&B and each of the Babson Funds ("Old Management Agreements") that were in effect until May 1, 2003, J&B provided both advisory and non-advisory services. Under the New Investment Advisory Agreement, J&B will only be providing advisory services and therefore will be paid .10% less annually in advisory fees than under the Old Management Agreements. J&B will be providing certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Babson Funds pursuant to a new Administrative Services Agreement under which it will be paid .10% annually by each Babson Fund for such services. There is the potential that, in the future, there could be an increase in the total operating expenses of a Fund should the Board of a Fund decide to approve an increase in the fees under the Administrative Services Agreement. However, no such increase shall occur for at least two years from the date of this Supplement, in that J&B, pursuant to an Expense Limitation Agreement, has agreed to maintain the overall expense levels of the Funds at the current expense levels for the next two years.

The following pages replace the "Fees and Expenses" and "Expense Examples" sections contained on page 10 of your Babson Funds' prospectus.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.



                                               BABSON                                                BABSON-STEWART
                              BABSON         ENTERPRISE      BABSON       SHADOW       BABSON     IVORY INTERNATIONAL
                          ENTERPRISE FUND     FUND II      GROWTH FUND  STOCK FUND   VALUE FUND           FUND
Shareholder Fees (fees
paid directly from your
investment)
Maximum Sales Charge
(Load)                         None             None          None         None         None              None
Imposed on Purchases
Maximum Deferred Sales
Charge (Load)                  None             None          None         None         None              None
Redemption Fee*                2.0%(1)          2.0%(1)       None         2.0%(1)      None              None
Exchange Fee                   None             None          None         None         None              None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                 .96%           1.16%          .73%         .90%         .85%              .85%
Distribution (12b-1) Fees       None            None          None         None         None              None
Other Expenses                  .12%            .14%          .12%         .13%         .11%              .80%
Total Annual Fund
Operating Expenses (2)          1.08%          1.30%          .85%         1.03%        .96%             1.65%

                                                                     BABSON MONEY MARKET      BABSON TAX-FREE INCOME
                                                                            FUND                       FUND
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                            None                       None
Maximum Deferred Sales Charge (Load)                                        None                       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None                       None
Redemption Fee*                                                             None                       None
Exchange Fee                                                                None                       None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                             .75%                       .85%
Distribution (12b-1) Fees                                                   None                       None
Other Expenses                                                              .18%                       .14%
Total Annual Fund Operating Expenses                                        .93%                       .99%

(1) Shares of these Babson Funds purchased on or after February 1, 2003 that are sold or exchanged within one hundred eighty (180) days of the purchase will be assessed a redemption fee of 2.0% of the value of the shares sold or exchanged. The redemption fee does not apply to shares of these Funds purchased on or before January 31, 2003, and it does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans). Each of these Funds will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the "first in, first out" method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

(2) Jones & Babson has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Total Annual Fund Operating Expenses. This expense limitation agreement is in place until May 1, 2005. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                           1 Year    3 Years      5 Years    10 Years

Babson Enterprise Fund                                                       $110       $343         $595      $1,317
Babson Enterprise Fund II                                                     132        412          713       1,568
Babson Growth Fund                                                             87        271          471       1,049
Shadow Stock Fund                                                             105        328          569       1,259
Babson Value Fund                                                              98        306          531       1,178
Babson-Stewart Ivory International Fund                                       168        520          897       1,955
Babson Money Market Fund                                                       95        296          515       1,143
Babson Tax-Free Income Fund                                                   101        315          547       1,213

The following paragraph replaces the first full paragraph on page 12 of your Babson Funds' prospectus:

For its services, Babson Enterprise Fund and Babson Enterprise Fund II pay J&B a fee at the annual rate of 1.40% of the first $30 million of average total net assets and .90% of amounts in excess of $30 million. Babson Growth Fund pays J&B a fee at the annual rate of .75% of the first $250 million and .60% of amounts in excess of $250 million of average total net assets. Shadow Stock Fund pays J&B a fee of .90% of average total net assets. Babson Value Fund and Babson-Stewart Ivory International Fund pay J&B a fee at the annual rate of .85% of average total net assets. Babson Tax-Free Income Fund pays J&B a fee at the annual rate of .85% of average total net assets. Babson Money Market Fund pays J&B a fee at the annual rate of .75% of average total net assets.


Financial Highlights

                             BABSON ENTERPRISE FUND

Condensed data for a share of capital stock outstanding throughout each period.


                                                                                                 SEVEN
                                        SIX MONTHS ENDED                                        MONTHS
                                       DECEMBER 31, 2002                    YEARS ENDED       ENDED JUNE    YEARS ENDED NOVEMBER
                                          (UNAUDITED)         2002            JUNE 30,         30, 1999             30,
                                                                             2001       2000                      1998       1997
Net asset value, beginning of period               $17.98       $15.24     $13.82     $14.72       $16.63       $21.22     $18.51
Income from investment operations:
Net investment income                                 .01          .02        .03        .03          .03          .04        .06
Net gains (losses) on securities
(both realized and unrealized)                     (2.76)         3.08       2.46        .18          .58       (2.15)       5.31
Total from investment operations                   (2.75)         3.10       2.49        .21          .61       (2.11)       5.37
Less distributions:
Dividends from net investment income                --(a)        (.05)      (.02)      (.04)        (.05)        (.06)         --
Distributions from capital gains                       --        (.31)     (1.05)     (1.07)       (2.47)       (2.42)     (2.66)
Total distributions                                    --        (.36)     (1.07)     (1.11)       (2.52)       (2.48)     (2.66)

Net asset value, end of period                     $15.23       $17.98     $15.24     $13.82       $14.72       $16.63     $21.22
Total return*                                    (15.30%)       20.82%     20.08%      2.84%        4.70%     (11.05%)     33.49%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                            $187         $370       $137       $111         $155         $179       $216
Ratio of expenses to average net
assets**                                            1.12%        1.08%      1.15%      1.14%        1.11%        1.09%      1.08%
Ratio of net investment income to
average net assets**                                 .14%         .04%       .25%       .15%         .32%         .29%       .30%
Portfolio turnover rate                                3%          93%        55%        32%          12%          22%        22%

(a)Less than $.01 per share

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights


                            BABSON ENTERPRISE FUND II

Condensed data for a share of capital stock outstanding throughout each period.

                                                                                                 SEVEN
                                        SIX MONTHS ENDED                                        MONTHS
                                       DECEMBER 31, 2002                    YEARS ENDED       ENDED JUNE    YEARS ENDED NOVEMBER
                                          (UNAUDITED)         2002            JUNE 30,         30, 1999             30,
                                                                          2001       2000                      1998       1997
Net asset value, beginning of period               $25.62       $26.19     $25.18     $24.48       $23.20       $26.70     $22.75
Income from investment operations:
Net investment income                               (.02)        (.03)        .04        .02          .03          .10        .08
Net gains (losses) on securities
(both realized and unrealized)                     (3.92)          .73       3.63       1.30         2.37       (1.50)       6.97
Total from investment operations                   (3.94)          .70       3.67       1.32         2.40       (1.40)       7.05
Less distributions:
Dividends from net investment income                   --(a)     (.01)      (.03)      (.02)        (.05)        (.05)      (.11)
Distributions from capital gains                       --       (1.26)     (2.63)      (.60)       (1.07)       (2.05)     (2.99)
Total distributions                                    --       (1.27)     (2.66)      (.62)       (1.12)       (2.10)     (3.10)

Net asset value, end of period                     $21.68       $25.62     $26.19     $25.18       $24.48       $23.20     $26.70
Total return*                                    (15.37%)        2.91%     15.54%      5.63%       11.03%      (5.61%)     35.29%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                             $51          $61        $60        $60          $77          $83        $82
Ratio of expenses to average net
assets**                                            1.35%        1.30%      1.30%      1.27%        1.23%        1.22%      1.28%
Ratio of net investment income (loss) to
average net assets**                               (.20%)       (.14%)       .12%       .08%         .11%         .40%       .27%
Portfolio turnover rate                               13%          37%        41%        23%          14%          25%        25%

(a)Less than $.01 per share

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

                               BABSON GROWTH FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                        SIX MONTHS ENDED
                                       DECEMBER 31, 2002
                                          (UNAUDITED)                         YEARS ENDED JUNE 30,
                                                              2002           2001         2000     1999           1998
Net asset value, beginning of period                $9.19      $12.51      $20.87       $20.01      $20.77      $17.80
Income from investment operations:
Net investment income (loss)                          .01          --       (.03)        (.04)         .02         .06
Net gains (losses) on securities
(both realized and unrealized)                      (.96)      (3.07)      (5.22)         4.00        3.25        4.41
Total from investment operations                    (.95)      (3.07)      (5.25)         3.96        3.27        4.47
Less distributions:
Dividends from net investment income                   --          --          --           --       (.02)       (.06)
Distributions from capital gains                       --       (.25)      (3.11)       (3.10)      (4.01)      (1.44)
Total distributions                                    --       (.25)      (3.11)       (3.10)      (4.03)      (1.50)

Net asset value, end of period                      $8.24       $9.19      $12.51       $20.87      $20.01      $20.77
Total return*                                    (10.34%)    (24.90%)    (26.27%)       20.69%      17.04%      26.73%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                            $190        $226        $347         $525        $490        $451
Ratio of expenses to average net
assets**                                             .87%        .85%        .80%         .79%        .79%        .80%
Ratio of net investment income (loss) to
average net assets**                                 .16%      (.03%)      (.16%)       (.18%)        .09%        .30%
Portfolio turnover rate                               27%         31%         64%          62%         39%         35%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

                                SHADOW STOCK FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                        SIX MONTHS ENDED
                                       DECEMBER 31, 2002
                                          (UNAUDITED)                         YEARS ENDED JUNE 30,
                                                              2002           2001         2000     1999           1998
Net asset value, beginning of period               $14.60      $13.23      $12.26       $12.06      $13.24      $12.57
Income from investment operations:
Net investment income                                 .01         .03         .13          .09         .11         .08
Net gains (losses) on securities
(both realized and unrealized)                     (2.73)        1.58        1.74         1.04       (.24)        2.54
Total from investment operations                   (2.72)        1.61        1.87         1.13       (.13)        2.62
Less distributions:
Dividends from net investment income                (.02)       (.02)       (.13)        (.07)       (.07)       (.10)
Distributions from capital gains                       --       (.22)       (.77)        (.86)       (.98)      (1.85)
Total distributions                                 (.02)       (.24)       (.90)        (.93)      (1.05)      (1.95)

Net asset value, end of period                     $11.86      $14.60      $13.23       $12.26      $12.06      $13.24
Total return*                                    (18.61%)      12.44%      16.82%        9.91%      (.25%)      21.98%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                             $83         $96         $62          $45         $50         $52
Ratio of expenses to average net
assets**                                            1.07%       1.03%       1.03%        1.07%       1.10%       1.16%
Ratio of net investment income to
average net assets**                                 .31%        .26%       1.20%         .66%        .97%        .56%
Portfolio turnover rate                                9%         34%         29%          18%         21%         43%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

                                BABSON VALUE FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                                                                                 SEVEN
                                        SIX MONTHS ENDED                                        MONTHS
                                       DECEMBER 31, 2002                   YEARS ENDED        ENDED JUNE    YEARS ENDED NOVEMBER
                                          (UNAUDITED)        2002            JUNE 30,          30, 1999             30,
                                                                           2001         2000                      1998       1997
Net asset value, beginning of period               $42.85     $45.43     $38.76       $51.36       $47.42       $47.73     $38.65
Income from investment operations:
Net investment income                                 .24        .44        .65         1.27          .45          .62        .51
Net gains (losses) on securities
(both realized and unrealized)                     (7.66)     (1.87)       7.12       (9.35)         5.90         1.09       9.65
Total from investment operations                   (7.42)     (1.43)       7.77       (8.08)         6.35         1.71      10.16
Less distributions:
Dividends from net investment income                (.16)      (.48)      (.90)        (.96)        (.44)        (.56)      (.47)
Distributions from capital gains                       --      (.67)      (.20)       (3.56)       (1.97)       (1.46)      (.61)
Total distributions                                 (.16)     (1.15)     (1.10)       (4.52)       (2.41)       (2.02)     (1.08)

Net asset value, end of period                     $35.27     $42.85     $45.43       $38.76       $51.36       $47.42     $47.73
Total return*                                    (17.30%)    (3.02%)     20.30%     (15.93%)       14.14%        3.85%     26.89%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                            $358       $436       $496         $528       $1,244       $1,494     $1,419
Ratio of expenses to average net
assets**                                             .97%       .96%       .96%         .96%         .96%         .98%       .97%
Ratio of net investment income to
average net assets**                                1.29%      1.02%      1.38%        2.41%        1.05%        1.28%      1.22%
Portfolio turnover rate                               40%        25%        27%          18%          13%          42%        17%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

                     BABSON-STEWART IVORY INTERNATIONAL FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                        SIX MONTHS ENDED
                                       DECEMBER 31, 2002
                                          (UNAUDITED)                         YEARS ENDED JUNE 30,
                                                              2002           2001         2000     1999           1998
Net asset value, beginning of period               $13.74      $15.93      $23.59       $19.48      $19.65      $19.53
Income from investment operations:
Net investment income (loss)                        (.09)       (.13)       (.03)        (.04)         .03         .08
Net gains (losses) on securities
(both realized and unrealized)                     (2.47)      (2.06)      (7.19)         4.45         .66        1.07
Total from investment operations                   (2.56)      (2.19)      (7.22)         4.41         .69        1.15
Less distributions:
Dividends from net investment income                   --          --          --           --       (.04)       (.07)
Distributions from capital gains                       --          --       (.44)        (.30)       (.82)       (.96)
Total distributions                                    --          --       (.44)        (.30)       (.86)      (1.03)

Net asset value, end of period                     $11.18      $13.74      $15.93       $23.59      $19.48      $19.65
Total return*                                    (18.66%)    (13.72%)    (30.97%)       22.64%       3.76%       6.48%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                             $13         $18         $51          $85         $89        $104
Ratio of expenses to average net
assets**                                             .82%       1.65%       1.23%        1.24%       1.23%       1.16%
Ratio of net investment income (loss) to
average net assets**                                 .52%      (.54%)      (.15%)       (.06%)        .24%        .37%
Portfolio turnover rate                               38%         48%         49%          47%         51%         48%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

                           BABSON MONEY MARKET FUND(a)

Condensed data for a share of capital stock outstanding throughout each period.

                                        SIX MONTHS ENDED
                                       DECEMBER 31, 2002
                                          (UNAUDITED)                         YEARS ENDED JUNE 30,
                                                              2002           2001         2000     1999           1998
Net asset value, beginning of period                $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
Income from investment operations:
Net investment income                               --(b)         .02         .05          .05         .04         .05
Less distributions:
Dividends from net investment income                --(b)       (.02)       (.05)        (.05)       (.04)       (.05)

Net asset value, end of period                      $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
Total return*                                        .40%       1.55%       5.13%        4.97%       4.38%       4.82%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                             $36         $38         $40          $39         $39         $37
Ratio of expenses to average net
assets**                                             .90%        .93%        .90%         .88%        .88%        .91%
Ratio of net investment income to
average net assets**                                 .79%       1.56%       5.01%        4.86%       4.30%       4.73%

(a)The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio. The assets of the Federal Portfolio were acquired by the Prime Portfolio on October 31, 2000.

(b)Less than $.01 per share

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

                         BABSON TAX-FREE INCOME FUND(a)

Condensed data for a share of capital stock outstanding throughout each period.

                                        SIX MONTHS ENDED
                                       DECEMBER 31, 2002
                                          (UNAUDITED)                         YEARS ENDED JUNE 30,
                                                              2002           2001         2000     1999           1998
Net asset value, beginning of period                $9.14       $8.96       $8.62        $8.91       $9.22       $8.96
Income from investment operations:
Net investment income                                 .18         .36         .37          .39         .40         .40
Net gains (losses) on securities
(both realized and unrealized)                        .24         .18         .38        (.21)       (.24)         .28
Total from investment operations                      .42         .54         .75          .18         .16         .68
Less distributions:
Dividends from net investment income                (.18)       (.36)       (.37)        (.39)       (.40)       (.40)
Distributions from capital gains                       --          --       (.04)        (.08)       (.07)       (.02)
Total distributions                                 (.18)       (.36)       (.41)        (.47)       (.47)       (.42)

Net asset value, end of period                      $9.38       $9.14       $8.96        $8.62       $8.91       $9.22
Total return*                                       4.58%       6.12%       8.89%        2.18%       1.70%       7.82%

Ratios/Supplemental Data
Net assets, end of period (in
millions)                                             $38         $36         $35          $24         $26         $27
Ratio of expenses to average net
assets**                                             .99%        .99%       1.00%        1.01%       1.03%       1.06%
Ratio of net investment income to
average net assets**                                3.76%       3.96%       4.19%        4.53%       4.36%       4.46%
Portfolio turnover rate                               10%         12%         27%          48%          9%         18%

(a)The financial highlights for the Babson Tax-Free Income Fund as set forth herein evaluate the historical financial highlights of the Portfolio L. The assets of the Portfolio S were acquired by the Portfolio L on October 31, 2000.

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.